Litigation (Details) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) lawsuit	Dec. 31, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Number of lawsuits | lawsuit			3
Legal expenses | $	$ 4.0	$ 7.0	$ 4.9	$ 10.9